Revenues - Additional Information (Detail) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of revenue [line items]
Revenue	$ 678,595	$ 435,820	$ 252,813
Revenues from contracts with customers	4,721	1,564
Domestic market [member]
Disclosure of revenue [line items]
Revenue	597,702	390,630	221,145
International market [member]
Disclosure of revenue [line items]
Revenue	$ 88,942	$ 44,928	$ 22,085